REVENUE AND ACCOUNTS RECEIVABLE (Tables)	9 Months Ended
Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue [Table Text Block]
Disaggregation of Revenue
	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
Point in Time	$69,988	$111,557	$366,773	$444,322
Over Time	8,011	68	25,602	68

	$77,999	$111,625	$392,375	$444,390

Contract Assets and Liabilities
Contract Assets and Liabilities
	September 30,	December 31,
	2021	2020
Contract Liability	$(8,737)	$(25,905)
	$(8,737)	$(25,905)